Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Trade receivables	$ 3,399	$ 10,782
Other receivables	15,146	580,115
Amount due from related party		1,174
Cash and cash equivalents	75,470	712,624
Total current assets	94,015	1,304,695
NON-CURRENT ASSETS:
Property and equipment, net	675,183	71,998
Right-of-use assets, net	446,957
Goodwill	67,190	71,045
Total non-current assets	1,189,330	143,043
TOTAL ASSETS	1,283,345	1,447,738
CURRENT LIABILITIES:
Amount owing to directors	487,890	17,212
Accrued expenses and other payables	489,342	775,893
Share subscription		670,897
Lease liabilities	13,218
Provision for taxation	32
Total current liabilities	990,482	1,464,002
NON-CURRENT LIABILITIES:
Lease liabilities	469,437
Total non-current liabilities	469,437
TOTAL LIABILITIES	1,459,919	1,464,002
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Common Shares, $0.0001 par value, 100,000,000,000 shares authorized, 229,000,001 and 100 shares issued and outstanding as of Dec 31, 2022 and Dec 31, 2021 respectively	22,900	22,900
Additional paid-in capital	315,213	315,213
Irredeemable convertible preference shares	973,092
Merger reserve	(1,726)	(1,726)
Comprehensive loss	(45,559)	(7,952)
Accumulated losses	(1,479,688)	(342,873)
Non-controlling interest	39,194	(1,826)
Total stockholders’ equity	(176,574)	(16,264)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 1,283,345	$ 1,447,738